Intangible Assets - Schedule of Composition of Intangible Assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 16,806	R$ 15,249	R$ 14,621	R$ 12,953
Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	7	8	9	10
Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	3	4	4	5
Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	15,828	14,284	13,555	11,807
Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	564	697	832	966
Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	84	60	15	4
Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	16,486	15,053	R$ 14,415	R$ 12,792
Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	320	196
Historical Cost [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	29,148	26,612
Historical Cost [Member] | Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	15	15
Historical Cost [Member] | Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	14	14
Historical Cost [Member] | Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	27,594	25,217
Historical Cost [Member] | Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1,031	1,031
Historical Cost [Member] | Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	174	139
Historical Cost [Member] | Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	28,828	26,416
Historical Cost [Member] | Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	320	196
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets	(12,342)	(11,363)
Accumulated depreciation and amortisation [member] | Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(8)	(7)
Accumulated depreciation and amortisation [member] | Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(11)	(10)
Accumulated depreciation and amortisation [member] | Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(11,766)	(10,933)
Accumulated depreciation and amortisation [member] | Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(467)	(334)
Accumulated depreciation and amortisation [member] | Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(90)	(79)
Accumulated depreciation and amortisation [member] | Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(12,342)	(11,363)
Accumulated depreciation and amortisation [member] | Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets